5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 26,146	$ 20,792
Accrued interest expense	$ 64,289	$ 64,861